Share-based Payment Arrangements - Summary of Information About ASE Mauritius Inc. Option Plan (Detail) - ASE Mauritius Inc. option plan [member] shares in Thousands, pure in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($) shares	Dec. 31, 2016 USD ($) shares	Dec. 31, 2015 USD ($) shares
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of options, beginning balance | shares	28,470	28,470	28,545
Number of options, forfeited | shares	(250)		(75)
Number of options, Expired	(28,220)
Number of options, ending balance | shares		28,470	28,470
Number of options, exercisable, end of year | shares		28,470	28,470
Weighted average exercise price, Beginning balance	$ 1.7	$ 1.7	$ 1.7
Weighted average exercise price, Options forfeited	1.7		1.7
Weighted average exercise price, Options expired	$ 1.7
Weighted average exercise price, Ending balance		1.7	1.7
Weighted average exercise price, Options exercisable, end of year		$ 1.7	$ 1.7